Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year. The amounts represented under “compensation actually paid” were computed in accordance with SEC rules. The amounts do not reflect the actual compensation paid to our PEO and other NEOs during the applicable year. See footnote (1) and the explanations below for more information:

					Value of Initial Fixed $100
			Average		Investment Based on:
	Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation	FTI Total	OSX Total
	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder	Shareholder
	for PEO	to PEO	for Non-PEO	to Non-PEO	Return	Return	Net Income	Adjusted EBITDA Margin %
Year	($)	($)(1)	NEOs ($)	NEOs ($)(1)	($)	($)(2)	($)	(3)
2022	13,283,596	52,760,476	2,756,454	7,539,426	55.67	61.53	(107,307,795)	10.0%
2021	21,933,683	15,255,127	3,203,031	1,562,750	23.73	31.25	13,344,828	8.8%
2020	12,920,601	2,368,276	3,191,983	1,734,567	28.03	25.88	(3,287,395,821)	6.7%

PEO: Principal Executive Officer

The increase in “compensation actually paid” in 2022 is driven primarily by the increase in the fair value of performance awards due to the increase in share price from $5.92 at December 31, 2021 to $12.19 at December 31, 2022.
(1)	Amounts include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The Non-PEO NEOs referenced in the table above are indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, and Victoria Lazar
2021	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Barry Glickman, and Maryann Mannen
2020	Douglas J. Pferdehirt	Maryann Mannen, Justin Rounce, Barry Glickman, Arnaud Pieton, Catherine MacGregor, and Nello Uccelletti

(2)	For the relevant fiscal year, represents the cumulative TSR of the Philadelphia Oil Services Sector (OSX) index for the applicable five-year period as set forth in our Annual Report on Form 10-K for each respective year.
(3)	Adjusted EBITDA Margin % is a non-GAAP measure and is defined as earnings before net interest expense, income taxes, depreciation and amortization, excluding charges credits and foreign currency as a percentage of revenue. For reconciliation of adjusted EBITDA margin to their respective most directly comparable GAAP measures, please refer to “Appendix A – Reconciliation of Non-GAAP Measures” in this Proxy Statement

To calculate the “compensation actually paid” in the table above, the following amounts were deducted from and added to (as applicable) our NEO’s “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year:

	2020		2021		2022
		Average		Average		Average
		non-PEO		non-PEO		non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,966,772)	(1,609,745)	(17,629,477)	(1,962,340)	(9,699,996)	(1,515,620)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,435,271	1,145,923	10,615,778	1,206,646	19,141,491	2,990,851
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,876,567)	(1,258,436)	335,348	25,645	26,110,894	3,032,829
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,855,743	116,084	2,495,429	97,134	3,924,491	337,375
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	(827,001)	–	–
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–
Increase/Decrease based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	(2,495,633)	(178,640)	–	–
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	148,758	–	(1,725)	–	(62,462)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–
TOTAL ADJUSTMENTS	(10,552,325)	(1,457,416)	(6,678,556)	(1,640,281)	39,476,880	4,782,972

Company Selected Measure Name	Adjusted EBITDA Margin %
Named Executive Officers, Footnote [Text Block]
(1)	Amounts include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The Non-PEO NEOs referenced in the table above are indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, and Victoria Lazar
2021	Douglas J. Pferdehirt	Alf Melin, Justin Rounce, Jonathan Landes, Barry Glickman, and Maryann Mannen
2020	Douglas J. Pferdehirt	Maryann Mannen, Justin Rounce, Barry Glickman, Arnaud Pieton, Catherine MacGregor, and Nello Uccelletti

Peer Group Issuers, Footnote [Text Block]

(2)	For the relevant fiscal year, represents the cumulative TSR of the Philadelphia Oil Services Sector (OSX) index for the applicable five-year period as set forth in our Annual Report on Form 10-K for each respective year.

PEO Total Compensation Amount	$ 13,283,596	$ 21,933,683	$ 12,920,601
PEO Actually Paid Compensation Amount	$ 52,760,476	15,255,127	2,368,276
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the “compensation actually paid” in the table above, the following amounts were deducted from and added to (as applicable) our NEO’s “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year:

	2020		2021		2022
		Average		Average		Average
		non-PEO		non-PEO		non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,966,772)	(1,609,745)	(17,629,477)	(1,962,340)	(9,699,996)	(1,515,620)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,435,271	1,145,923	10,615,778	1,206,646	19,141,491	2,990,851
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,876,567)	(1,258,436)	335,348	25,645	26,110,894	3,032,829
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,855,743	116,084	2,495,429	97,134	3,924,491	337,375
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	(827,001)	–	–
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–
Increase/Decrease based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	(2,495,633)	(178,640)	–	–
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	148,758	–	(1,725)	–	(62,462)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–
TOTAL ADJUSTMENTS	(10,552,325)	(1,457,416)	(6,678,556)	(1,640,281)	39,476,880	4,782,972

Non-PEO NEO Average Total Compensation Amount	$ 2,756,454	3,203,031	3,191,983
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,539,426	1,562,750	1,734,567
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the “compensation actually paid” in the table above, the following amounts were deducted from and added to (as applicable) our NEO’s “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year:

	2020		2021		2022
		Average		Average		Average
		non-PEO		non-PEO		non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(9,966,772)	(1,609,745)	(17,629,477)	(1,962,340)	(9,699,996)	(1,515,620)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	7,435,271	1,145,923	10,615,778	1,206,646	19,141,491	2,990,851
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(9,876,567)	(1,258,436)	335,348	25,645	26,110,894	3,032,829
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	1,855,743	116,084	2,495,429	97,134	3,924,491	337,375
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	(827,001)	–	–
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–
Increase/Decrease based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	(2,495,633)	(178,640)	–	–
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	148,758	–	(1,725)	–	(62,462)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–
TOTAL ADJUSTMENTS	(10,552,325)	(1,457,416)	(6,678,556)	(1,640,281)	39,476,880	4,782,972

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]

Net Income

The Company’s net income increased significantly from 2020 to 2021 and decreased from 2021 to 2022, while our NEO’s “compensation actually paid” increased over the same periods. The correlation between “compensation actually paid” and Net Income is overshadowed by the impact of changes in our stock price on “compensation actually paid,” as the calculation of the value of “compensation actually paid” is more directly tied to stock price and we do not directly use Net Income to determine compensation levels or long-term incentive plan payouts. Net income is not a measure that is directly used in evaluating “compensation actually paid”.

We believe that the exclusion of certain charges and credits from Net Income enable a more effective evaluation of our results and operations period-over-period. Net Income in 2020 was primarily impacted by the $3.4 billion impairment during the year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Adjusted EBITDA Margin %
Total Shareholder Return Vs Peer Group [Text Block]	Total Shareholder Return
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

a. Adjusted EBITDA Margin %;

b. Free Cash Flow;

c. Relative TSR; and

d. ROIC.

Total Shareholder Return Amount	$ 55.67	23.73	28.03
Peer Group Total Shareholder Return Amount	61.53	31.25	25.88
Net Income (Loss)	$ (107,307,795)	$ 13,344,828	$ (3,287,395,821)
Company Selected Measure Amount	0.10	0.088	0.067
Share price | $ / shares	$ 12.19	$ 5.92
PEO Name	Douglas J. Pferdehirt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin %
Non-GAAP Measure Description [Text Block]
(3)	Adjusted EBITDA Margin % is a non-GAAP measure and is defined as earnings before net interest expense, income taxes, depreciation and amortization, excluding charges credits and foreign currency as a percentage of revenue. For reconciliation of adjusted EBITDA margin to their respective most directly comparable GAAP measures, please refer to “Appendix A – Reconciliation of Non-GAAP Measures” in this Proxy Statement

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR; and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 39,476,880	$ (6,678,556)	$ (10,552,325)
PEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,699,996)	(17,629,477)	(9,966,772)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,141,491	10,615,778	7,435,271
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,110,894	335,348	(9,876,567)
PEO [Member] | Increase/deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,924,491	2,495,429	1,855,743
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited During Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Dividends or other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,495,633)	0
PEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Service Cost and, If applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,782,972	(1,640,281)	(1,457,416)
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,515,620)	(1,962,340)	(1,609,745)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,990,851	1,206,646	1,145,923
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,032,829	25,645	(1,258,436)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	337,375	97,134	116,084
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited During Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(827,001)	0
Non-PEO NEO [Member] | Increase Based on Dividends or other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(178,640)	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,462)	(1,725)	148,758
Non-PEO NEO [Member] | Increase for Service Cost and, If applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0